COMMITMENTS AND CONTINGENCIES (Details 1) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Commitments And Contingencies [Line Items]
Undrawn borrowing facilities	$ 27,223,238	$ 27,587,721
Colombian Pesos
Disclosure Of Commitments And Contingencies [Line Items]
Undrawn borrowing facilities	10,271,676	13,608,215
U.S. dollars
Disclosure Of Commitments And Contingencies [Line Items]
Undrawn borrowing facilities	16,589,399	13,626,359
Euro
Disclosure Of Commitments And Contingencies [Line Items]
Undrawn borrowing facilities	85,887	37,263
Other
Disclosure Of Commitments And Contingencies [Line Items]
Undrawn borrowing facilities	$ 276,276	$ 315,884